Pay vs Performance Disclosure	12 Months Ended					25 Months Ended	35 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 04, 2022	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company. For further information concerning our Company’s pay for performance philosophy and how our Company aligns executive compensation with our Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO (a)(1)	Summary Compensation Table Total for CEO (b)(1)	Compensation Actually Paid to CEO (a)(2)	Compensation Actually Paid to CEO (b)(2)	Average Summary Compensation Table Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (2)	Total Stockholder Return (3)	Peer Group Total Stockholder Return (4)	Net Income (Millions)	Return On Equity (5)

2024	$7,784,940	$—	$7,775,723	$—	$1,748,766	$1,693,516	$127	$169	$131	8.2%
2023	$7,069,357	$—	$8,959,803	$—	$1,508,303	$1,806,958	$126	$134	$217	6.6%
2022	$6,026,599	$9,003,278	$2,859,390	$1,888,355	$2,095,784	$643,489	$99	$122	$263	11.9%
2021	$—	$10,791,103	$—	$17,739,031	$3,812,103	$6,217,027	$143	$119	$1,241	16.9%
2020	$—	$11,173,959	$—	$8,619,580	$3,877,773	$3,091,759	$91	$92	$696	13.8%

(1)
Kenneth D. DeGiorgio has served as Chief Executive Officer of our Company since February 4, 2022 ("CEO (a)"). Dennis J. Gilmore served as Chief Executive Officer of our Company during 2020, 2021, and through February 4, 2022, on which date he became Chairman of our Board ("CEO (b)").

The other NEOs, for each year reported are as follows:

•
2024: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner and Steven A. Adams
•
2023: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner and Steven A. Adams
•
2022: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner, Steven A. Adams and Christopher M. Leavell
•
2021: Kenneth D. DeGiorgio, Mark E. Seaton, Matthew F. Wajner and Christopher M. Leavell
•
2020: Kenneth D. DeGiorgio, Mark E. Seaton, Matthew F. Wajner and Christopher M. Leavell

(2) SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were granted and vested in 2024 and no dividends or other earnings were paid on equity awards that were not reflected in the fair value of the equity awards. The valuation assumptions used to calculate fair values of equity awards did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” for 2024 (all amounts are averages for the named executive officers other than the CEO):

			Pension Adjustments		Equity Award Adjustments
		Summary Compensation Table Total	Deduct, Pension Benefits Reported in Summary Compensation Table	Add, Pension Service Cost	Deduct, Value of Stock Awards Reported in Summary Compensation Table	Add, Year-End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Add (Deduct), Change in Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years which Vested in the Year	Add (Deduct), Year-over-Year Change in Value of Unvested Equity Awards Granted in Prior Years	Deduct, Prior Year End Value of Equity Awards Forfeited in the Year	Compensation Actually Paid

2024	CEO(a)	$7,784,940	$(28,017)	$83,432	$(4,450,093)	$4,881,592	$(323,477)	$(172,654)	$—	$7,775,723
2024	Other NEOs	$1,748,766	$—	$—	$(850,700)	$933,823	$(69,522)	$(36,893)	$—	$1,725,474

(3)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the measurement period by our Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.
(4)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Comparator Companies as described in the Compensation Discussion and Analysis.
(5)
Our company selected measure is Return on Equity, which is defined as net income attributable to our Company divided by average invested stockholders’ equity (total equity excluding accumulated other comprehensive income/loss and noncontrolling interests), excluding net gains/losses from the investment portfolio; net gains/losses from the venture investment portfolio; purchase related amortization of intangible assets; and, in the discretion of the Committee, excluding the effects of non-operating items, such as asset impairments and legal settlements.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote

The other NEOs, for each year reported are as follows:

•
2024: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner and Steven A. Adams
•
2023: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner and Steven A. Adams
•
2022: Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner, Steven A. Adams and Christopher M. Leavell
•
2021: Kenneth D. DeGiorgio, Mark E. Seaton, Matthew F. Wajner and Christopher M. Leavell
•
2020: Kenneth D. DeGiorgio, Mark E. Seaton, Matthew F. Wajner and Christopher M. Leavell

Peer Group Issuers, Footnote
(4)
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Comparator Companies as described in the Compensation Discussion and Analysis.

Non-PEO NEO Average Total Compensation Amount	$ 1,748,766	$ 1,508,303	$ 2,095,784	$ 3,812,103	$ 3,877,773
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,693,516	1,806,958	643,489	6,217,027	3,091,759
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the pension valuation adjustments shown below, there was no pension service or prior service cost. In addition, for purposes of the equity award adjustments shown below, no equity awards were granted and vested in 2024 and no dividends or other earnings were paid on equity awards that were not reflected in the fair value of the equity awards. The valuation assumptions used to calculate fair values of equity awards did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” for 2024 (all amounts are averages for the named executive officers other than the CEO):

			Pension Adjustments		Equity Award Adjustments
		Summary Compensation Table Total	Deduct, Pension Benefits Reported in Summary Compensation Table	Add, Pension Service Cost	Deduct, Value of Stock Awards Reported in Summary Compensation Table	Add, Year-End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Add (Deduct), Change in Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years which Vested in the Year	Add (Deduct), Year-over-Year Change in Value of Unvested Equity Awards Granted in Prior Years	Deduct, Prior Year End Value of Equity Awards Forfeited in the Year	Compensation Actually Paid

2024	CEO(a)	$7,784,940	$(28,017)	$83,432	$(4,450,093)	$4,881,592	$(323,477)	$(172,654)	$—	$7,775,723
2024	Other NEOs	$1,748,766	$—	$—	$(850,700)	$933,823	$(69,522)	$(36,893)	$—	$1,725,474

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Group TSR CEO (a) represents Kenneth D. DeGiorgio and CEO (b) represents Dennis J. Gilmore FAF represents First American Financial Corporation
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income CEO (a) represents Kenneth D. DeGiorgio and CEO (b) represents Dennis J. Gilmore FAF represents First American Financial Corporation
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Return on Equity CEO (a) represents Kenneth D. DeGiorgio and CEO (b) represents Dennis J. Gilmore
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR and Peer Group TSR CEO (a) represents Kenneth D. DeGiorgio and CEO (b) represents Dennis J. Gilmore FAF represents First American Financial Corporation
Tabular List, Table	• Return on Equity • Pretax Margin • Earnings Per Share
Total Shareholder Return Amount	$ 127	126	99	143	91
Peer Group Total Shareholder Return Amount	169	134	122	119	92
Net Income (Loss)	$ 131,000,000	$ 217,000,000	$ 263,000,000	$ 1,241,000,000	$ 696,000,000
Company Selected Measure Amount	0.082	0.066	0.119	0.169	0.138
PEO Name						Dennis J. Gilmore	Kenneth D. DeGiorgio
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Non-GAAP Measure Description	Our company selected measure is Return on Equity, which is defined as net income attributable to our Company divided by average invested stockholders’ equity (total equity excluding accumulated other comprehensive income/loss and noncontrolling interests), excluding net gains/losses from the investment portfolio; net gains/losses from the venture investment portfolio; purchase related amortization of intangible assets; and, in the discretion of the Committee, excluding the effects of non-operating items, such as asset impairments and legal settlements
Measure:: 2
Pay vs Performance Disclosure
Name	Pretax Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share
De Giorgio
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,784,940	$ 7,069,357	$ 6,026,599
PEO Actually Paid Compensation Amount	7,775,723	$ 8,959,803	2,859,390
Other NEOs
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,748,766
Non-PEO NEO Average Compensation Actually Paid Amount	1,725,474
Gilmore
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,003,278	$ 10,791,103	$ 11,173,959
PEO Actually Paid Compensation Amount			$ 1,888,355	$ 17,739,031	$ 8,619,580
PEO | De Giorgio | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,432
PEO | De Giorgio | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,017)
PEO | De Giorgio | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,881,592
PEO | De Giorgio | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,654)
PEO | De Giorgio | Value of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,450,093)
PEO | De Giorgio | Change in Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years Which Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(323,477)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	933,823
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,893)
Non-PEO NEO | Value of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(850,700)
Non-PEO NEO | Change in Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in Prior Years Which Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (69,522)